OM FINANCIAL LIFE INSURANCE COMPANY
                                OLD MUTUAL FINANCIAL NETWORK SEPARATE ACCOUNT VA
                                              1001 Fleet Street - 6th Floor, Law
                                                       Baltimore, Maryland 21202
                                                                Kenneth W. Reitz
                                                 AVP & Associate General Counsel
                                                            Office: 410-895-0196
                                                               Fax: 410-895-0085
                                                     E-mail:  ken.reitz@omfn.com

April 27, 2007

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C.  20549
Attn:  Sally Samuel, Senior Counsel - Office of Insurance Products

Re: OLD MUTUAL FINANCIAL NETWORK SEPARATE ACCOUNT VA ("REGISTRANT") FILE NOS. ____________ AND 811-21952
         INITIAL REGISTRATION
         BEACON ADVISOR FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY

Dear Commissioners and Ms. Samuel:

For the above referenced Registrant, this filing is an initial registration statement on Form N-4 (the "Registration Statement") under the Securities Act of 1933, as amended ("1933 Act"). The Registration Statement relates to certain variable annuity deferred insurance contracts (the "Contract") to be offered following effectiveness of the Registration Statement.

In connection with this filling we wish to bring the following points to the Commission's attention:

OM Financial Life Insurance Company, as depositor of the Registrant, does not currently have any other separate accounts that maintain effective registration statements under either the 1933 Act or the 1940 Act.

Our target effective date for this initial registration of the Beacon Advisor contract is August 1, 2007.

Much of the disclosure in this initial registration of the Beacon Advisor contract mirrors that of Registrant's Beacon Navigator variable annuity contract, such that reference to and reliance upon the registration for the Beacon Navigator product should ease and expedite your review of this initial registration of the Beacon Advisor contract. (SEE File Nos. 333-137531, 811-21952, the post-effective #2 amended registration for the Beacon Navigator contract filed with the Commission on April 27, 2007.)

Differences of the proposed Beacon Advisor contract from the registered Beacon Navigator product are as follows:

        1. In addition to the separate account allocation options provided in the Navigator contract, Beacon Advisor also includes options specifically designed to accommodate short-term trading and that employ exchange-traded fund strategies (funded by portfolios offered by Rydex and XTF). Additional disclosure regarding short-term trading is included with the prospectus' Disruptive Trading Practices disclosure.

        2. Beacon Advisor does not have any General Account allocation options.

        3. Beacon Advisor has a simplified charge structure in large part because no commissions are payable on this contract. Beacon Advisor has a current $20/month Contract Fee ($50/month guaranteed maximum) and a 0.05% annual Separate Account administrative fee. That is all. There are no transfer, surrender, or specific mortality and expense risk charges. There are additional separate account charges for each of two optional benefits available with the contract.

        4. The optional benefits available in Beacon Advisor are a subset of the optional benefits available in the Navigator contract. A Guaranteed Minimum Withdrawal Benefit and a Guaranteed Minimum Death Benefit are available for an additional charge. We have identified a guaranteed maximum charge for each of these optional benefits, but have not yet determined a current charge for either. This information will be included in a pre-effective amendment to this initial registration.

Financial statements and certain exhibits are not included in this Initial Registration and will be included by a pre-effective amendment.

We will provide a courtesy paper copy to Ms. Samuels that is hand-marked to identify all the substantive changes of the Beacon Advisor prospectus and SAI from the Beacon Navigator prospectus and SAI.

If you have any question concerning this filing, please contact the undersigned by telephone at (410) 895- 0196 or by e-mail at Ken. Reitz@omfn.com.

Respectfully Submitted,



/s/  Kenneth W. Reitz

Kenneth W. Reitz